FAIR VALUE MEASUREMENTS - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2012 Central Platte Holdings [Member]	Sep. 30, 2010 Central Platte Holdings [Member]	Sep. 30, 2013 Central Platte Holdings [Member]
Fair Value Measurements [Line Items]
Re-measured carrying value of impaired loans	$ 21,200,000	$ 72,500,000
Carrying value of foreclosed assets held for sale	11,252,000	17,040,000
Re-measured charge off and increase in reserves	1,000,000	3,900,000
Impairment charge			200,000	2,000,000
Impairment Charge, net of Tax			123,000	1,200,000
Investment in LLCs	$ 16,499,000	$ 17,222,000			$ 15,132,000